Concentration of Risk (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Customer Concentration Risk [Member] | Sales Revenue [Member]
Percentage of company's sales account by major customers	31.55%	8.07%
Supplier Concentration Risk [Member]
Number of suppliers	2
Supplier Concentration Risk [Member] | Purchases [Member]
Percentage of company's sales account by major customers	83.50%	59.51%